Social and statutory obligations - Summary of social and statutory obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Obligations to non-controlling interest	R$ 106,648	R$ 82,524
Employee profit-sharing liabilities	776,713	483,378
Salaries and other benefits payable	138,851	101,546
Social and statutory obligations	R$ 1,022,212	R$ 667,448